Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,866,352	$ 701,729	$ 3,595,705	$ 2,037,059
Ireland
Segment Reporting Information [Line Items]
Revenue	358,026	250,230	1,029,877	844,945
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	471,110	100,635	710,043	292,453
U.S.
Segment Reporting Information [Line Items]
Revenue	934,014	285,550	1,599,623	700,483
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 103,202	$ 65,314	$ 256,162	$ 199,178